Investments and fair value measurements - Summary of Realized Gains (Losses) on Held-to-Maturity Debt Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity debt securities:
Gains	$ 0	$ 0	$ 65	$ 15	$ 146	$ 15	$ 0
Losses	0	0	(11)	0	0	(8)	0
Net	0	0	54	15	$ 146	$ 7	$ 0
Proceeds from sales	$ 0	$ 0	$ 3,048	$ 1,504